Summary of significant accounting policies (Tables) - Minco Silver Corp [Member]	12 Months Ended
Dec. 31, 2017
Disclosure of summary of significant accounting policies [Line Items]
Disclosure of subsidiaries [text block]
Information about subsidiaries:

Name	Principal activities (ownership interest)	Country of Incorporation
Minco Yinyuan	Treasury company (100%)	China
Minco HK	Holding company (100%)	China
Changfu Minco	Exploring, evaluating and developing mineral properties (90%)	China
Zhongjia	Service company (90%)	China
Minco Resources (i)	Holding company (100%)	China
Minco China (i)	Exploring and evaluating mineral properties (100%)	China
Yuanling Minco(i)	Exploring and evaluating mineral properties (100%)	China
Tibet Minco (i)	Exploring and evaluating mineral properties (100%)	China
Huaihua (i)	Exploring and evaluating mineral properties (100%)	China
Minco International Resources (i)	Investment and service company (100%)	China
Mingzhong (i)	Exploring and evaluating mineral properties (51%)	China

(i) The Company acquired these subsidiaries on July 31, 2015. The Company’s operating results and cash flow in 2015 only include the results of these subsidiaries from August 1 to December 31, 2015.

Disclosure of detailed information about property, plant and equipment [text block]
The major categories of property, plant and equipment are depreciated on a straight-line basis as follows:

Computer, Office Equipment and Furniture	5 years
Mining Equipment	5 years
Site Motor Vehicles	10 years
Leasehold Improvements	remaining lease term